Supplementary information on oil and gas activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of costs capitalized as well as expensed that were incurred
The following table shows capitalized costs and expenses incurred in the years ended December 31, 2023, 2022 and 2021. The acquisition of properties includes the costs incurred to acquire proved or unproved oil and gas properties. Exploration costs include the costs required to retain undeveloped properties, seismic acquisition costs, seismic data interpretation, geologic modelling, costs of drilling exploration wells and drilled well testing. Development costs include drilling costs and equipment for development wells, the construction of facilities for hydrocarbon extraction, transport, treatment and storage, and all the costs needed to maintain facilities for existing developed reserves.

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Acquisition of properties
Proved	—	—	(68,743)	—	—	—
Unproved	—	—	—	—	(69,693)	—

Total acquisition of properties	—	—	(68,743)	—	(69,693)	—

Exploration			—	(624)	—	(561)
Development (1)	(615,481)	(17,283)	(426,991)	(4,368)	(280,686)	(13,475)

Total costs incurred	(615,481)	(17,283)	(495,734)	(4,992)	(350,379)	(14,036)

(1)	Including the re-estimation of well plugging and abandonment.

Summary of capitalized costs
The following table shows capitalized costs during the years ended December 31, 2023, 2022, and 2021, for proved and unproved crude oil and natural gas reserves, and accumulated depreciation:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Proved properties (1)
Machinery, facilities, software licenses and other	79,566	928	71,839	723	37,519	476
Oil & gas properties and wells (2)	2,521,781	36,146	2,108,966	40,381	1,614,708	34,698
Works in progress	121,808	1,207	148,964	4,984	84,978	6,267

Gross capitalized costs	2,723,155	38,281	2,329,769	46,088	1,737,205	41,441
Cumulative depreciation	(842,024)	(4,006)	(773,424)	(2,972)	(549,885)	(281)

Total net capitalized costs	1,881,131	34,275	1,556,345	43,116	1,187,320	41,160

(1)	It includes the re-estimation of well plugging and abandonment.
(2)	As of December 31, 202 3 , including impairment of long lived-assets of 1,679 in Argentina and 22,906 in Mexico (Note 3.2.2).

Summary of results of operations
The following breakdown of results of operations summarizes income and expenses directly related to Crude oil and Natural gas production for the years ended December 31, 2023, 2022 and 2021. Income tax for these periods was calculated using statutory tax rates.

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Revenue from contracts with customers	1,168,774	1,187,660	665,310

Total revenue	1,168,774	1,187,660	665,310
Production costs excluding depreciation
Operating and other costs	(96,743)	(133,885)	(108,028)
Royalties and others	(176,813)	(188,677)	(99,364)
Other non-cash costs related to the transfer of conventional assets	(27,539)	—	—

Total production costs	(301,095)	(322,562)	(207,392)

Depreciation, depletion and amortization	(276,430)	(234,862)	(191,313)
Exploration expenses	—	(624)	(561)
Discount for well plugging and abandonment liabilities	(2,387)	(2,444)	(2,546)
Impairment of long-lived assets	(24,585)	—	14,044

Operating profit (loss) before income tax	564,277	627,168	277,542
Income tax	(169,283)	(188,150)	(83,263)

Crude oil & natural gas operating profit (loss)	394,994	439,018	194,279

Summary of estimated oil and natural gas proved reserves and technical volumes
The following tables show proved oil reserves, net (including crude oil, condensate oil and LPG) and natural gas reserves, net, as of December 31, 2023, 2022, 2021 and 2020 according to VISTA’s interest percentage in the related concessions:
Proved reserves as of December 31, 2023

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	71.0	85.5	15.2
Proved undeveloped	191.3	173.3	30.9

Total proved reserves	262.3	258.8	46.1

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	1.8	4.5	0.8
Proved undeveloped	5.5	11.4	2.0

Total proved reserves	7.3	15.9	2.8
Proved reserves as of December 31, 2022

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	68.3	99.2	17.7
Proved undeveloped	136.8	139.7	24.8

Total proved reserves	205.1	238.9	42.5

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.1	0.0
Proved undeveloped	2.7	5.9	1.1

Total proved reserves	2.9	6.0	1.1

Proved reserves as of December 31, 2021

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	48.2	90.8	16.2
Proved undeveloped	95.1	99.4	17.7

Total proved reserves	143.3	190.2	33.9

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.3	0.2	0.0
Proved undeveloped	3.0	6.0	1.1

Total proved reserves	3.3	6.2	1.1
Proved reserves as of December 31, 2020

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	37.6	86.1	15.3
Proved undeveloped	61.8	73.9	13.1

Total proved reserves	99.4	160.0	28.4

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.7	0.1
Proved undeveloped	0.0	0.0	0.0

Total proved reserves	0.2	0.7	0.1

(1)	It refers to crude oil, condensate, and LNG.

Summary of reconciliation of the company's reserves
The following table shows the reconciliation of the Company’s reserve data between December 31, 2022, and December 31, 2023:

Argentina	Crude oil (1)	Natural gas (6)	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2022	205.1	238.9	42.5
Increase (decrease) attributable to:
Review of prior estimates (2)	(8.2)	(27.8)	(4.9)
Extensions and discoveries (3)	86.5	65.5	11.7
Purchases/sales of onsite proved reserves (4)	(5.4)	(2.6)	(0.5)
Production for the year (5)	(15.7)	(15.1)	(2.7)

Reserves as of December 31, 2023 (7)	262.3	258.8	46.1

(1)	It refers to Crude oil, condensate, and LPG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (- 8.2 MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) results of well tests for Aguada Federal
(-0.54
MMbbl); (ii) Bajada del Palo Este
(-0.71
MMbbl); (iii) Bajada del Palo Oeste
(-0.43
MMbbl); (iv) Bajada del Palo Oeste (Farmout Agreement II)
(-1.26
MMbbl) especially in wells targeting the organic horizon; (v) CAN

(-0.31
MMbbl) and the negative revision due to the retroactive adjustment of LPG plant in Entre Lomas Río Negro
(-0.88
MMbbl); (vi) positive results in Bajada del Palo Este (+0.38 MMbbl); Bajada del Palo Oeste (+0.33 MMbbl); Bajada del Palo Oeste (Farmout Agreement II) (+0.77 MMbbl); (vii) combined effect of other fields
(-0.06
MMbbl); and (viii) due to price changes
(-0.4
MMbbl) effect.
(b) in connection with the undeveloped reserve: (i) They are related to an
adjustment in Aguada Federal due to the latest well results reducing
(-5.82
MMbbl); (ii) the potential combined effect of other fields and rounding (+0.73 MMbbl), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste UTE II (Farmout Agreement II).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves
(-27.8
Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) they are associated with the lower performance and adjustment of the gas/oil ratio (“GOR”) in the wells of Aguada Federal
(-4.3
Bcf), Bajada del Palo Este
(-2.62
Bcf), Bajada del Palo Oeste
(-4.51
Bcf), Bajada del Palo Oeste NOC
(-3.61
Bcf), Bajada del Palo Oeste (Farmout Agreement I)
(-3.28
Bcf), and Bajada del Palo Oeste (Farmout Agreement II)
(-1.44
Bcf); (ii) for price changes, the variation was
(-0.41
Bcf); and (iii) the rest due to the effect of other fields
(-1.75
Bcf).
(b) in connection with the undeveloped reserve: (i) they are related to an adjustment in Aguada Federal due to the latest well results (-6.58 Bcf); (ii) the potential combined effect of other fields and rounding (+0.70 Bcf), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste (Farmout Agreement II).
(3)
The changes in the proved developed and undeveloped reserves due to the extension and discovery of
c
rude oil (+86.5 MMbbl) and
n
atural gas (+65.5 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the drilling success in Vaca Muerta formation of Bajada del Oeste with a pad (3 wells) adding (+3.18 MMbbl and +3.19 Bcf); (ii) a pad (4 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+2.7 MMbbl and +2.45 Bcf); (iii) a pad (4 wells) in Aguada Federal adding (+1.16 MMbbl and +1.44 Bcf), another pad (2 wells) in Águila Mora, adding (+1.51 MMbbl and +1.15 Bcf); and (iv) two wells in Bajada del Palo Este totaling (+3.10 MMbbl and +0.8 Bcf).
Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 2 pads (8 wells) in Bajada del Palo Oeste adding (+7.84 MMbbl and +7.90 Bcf); (ii) the addition of 2 pads (8 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+6.94 MMbbl and +6.99 Bcf); as well as (iii) the drilling in a well in Entre Lomas Río Negro adding (+0.22 MMbbl and +2.06 Bcf).
(b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) 4 pads (15 wells) in Aguada Federal adding (+9.09 MMbbl and +9.09 Bcf), 11 pads (24 wells) in Bajada del Palo Este totaling (+28.91 MMbbl and +12.05 Bcf), 9 pads (33 wells) in Bajada del Palo Oeste, totaling (+36.85 MMbbl and +35.33 Bcf).

(4)	The changes in the purchase of crude oil (-5.4 MMbbl) and Natural gas (-2.6 Bcf) are mainly related to the agreement signed with Aconcagua mentioned in Note 1.2.1.
(5)	Considering Vista Argentina’s output.
(6)	Natural gas internal consumption stood at 15.6% as of December 31, 2023.
(7)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.

Mexico	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2022	2.9	6.0	1.1
Increase (decrease) attributable to:
Review of prior estimates (2)	4.6	10.0	1.7
Production for the year (3)	(0.2)	(0.1)	(0.0)

Reserves as of December 31, 2023 (4)	7.3	15.9	2.8

(1)	It refers to Crude oil, condensate, and LPG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+4.6 MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) due to the extension of (+
0.2
MMbbl) from the successful drilling of two new Vernet-1051 and 1052 blocks; and (ii) the rounding effect
(-
0.1
MMbbl).

(b) in connection with the undeveloped reserve: (i) (+0.5 MMbbl) due to the latest drilling and discovery campaigns in Amate and Encajonado formations; (ii) an increase of (+3.1 MMbbl) because cash-paid royalties for reserves and production volumes are not discounted; and (iii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.9 MMbbl).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (10.0 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) The lower performance and price decrease
(-0.4
Bcf); and (ii) due to the extension of (+3.3 Bcf) from the successful drilling of two new Vernet-1051 and 1052 blocks.
(b) in connection with the undeveloped reserve: (i) an increase of (+6.4 Bcf) because cash-paid royalties for reserves and production volumes are not discounted; and (ii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.7 Bcf).
In addition, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the successful drilling campaign of Vernet-1001, 1002, 1004, 1005, and 1006 (+1.65 MMbbl and +1.67 Bcf).

(3)	Considering Vista Holding II’s output.
(4)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.
The following table shows the reconciliation of the Company’s reserve data between December 31, 2021, and December 31, 2022:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2021	143.3	190.2	33.9
Increase (decrease) attributable to:
Review of prior estimates (2)	9.1	0.9	0.2
Extensions and discoveries (3)	65.4	62.0	11.0
Purchases of onsite proved reserves (4)	2.0	2.0	0.4
Production for the year (5)	(14.6)	(16.3)	(2.9)

Reserves as of December 31, 2022 (7)	205.1	238.9	42.5

(1)	It refers to Crude oil, condensate, and LPG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+9.1MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) the enhanced performance of the 32 (thirty two) production wells targeting Vaca Muerta unconventional in Bajada del Palo Oeste concession (+4.78 MMbbl); (ii) the 28 (twenty eight) wells drilled in 2022 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession, which comprises the farmout I agreement mentioned in Note 29.2.1. (+2.54 MMbbl); (iii) a combined negative effect from other plots of land
(-0.62
MMbbl); (iv) a price revision for (+0.75 MMbbl).
(b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+0.87 MMbbl); (ii) the Entre Lomas Rio Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+0.31 MMbbl); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.12 MMbbl); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.05 MMbbl); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation
(-0.28
MMbbl); and (vi) a price revision for (+0.58 MMbbl).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (+0.9 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the enhanced performance GOR adjustment based on the latest trial results of the 32 (thirty two) unconventional production wells in Bajada del Palo Oeste concession (+4.83 Bcf); (ii) reduced performance of conventional wells in Bajada del Palo Oeste concession
(-2.52
Bcf); (iii) a minor performance in Natural gas wells in Charco Bayo and Piedras Blancas in ELo Río Negro concession
(-4.81
Bcf); (iv) a practically null combined effect in the remainder plots of land
(-0.38
Bcf); and (v) a price revisions for (+2.54 Bcf).
(b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+1.00 Bcf); (ii) the Elo Río Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+1.34 Bcf); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.13 Bcf); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.02 Bcf); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation
(-2.21
Bcf); and (vi) a price revisions for (+0.96 Bcf).

(3)	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+65.4 MMbbl) and Natural gas (+62.0 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the drilling of 16 (sixteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+13.44 MMbbl, and +12.30 Bcf): (ii) the drilling of 12 (twelve) wells targeting Vaca Muerta formation in Aguada Federal concession (+7.73 MMbbl, and +8.36 Bcf); (iii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este targeting Vaca Muerta (+2.75 MMbbl, and +0.89 Bcf).
(b) in connection with the undeveloped reserve: (i) the drilling of 13 (thirteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+14.08 MMbbl, +13.91 Bcf); (ii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este (+2.71 MMbbl, and +1.39 Bcf); and (iii) the drilling of 28 (twenty-eight) wells (13 pads) in Aguada Federal (+24.69 MMbbl, and +25.15 Bcf).

(4)
The changes in the purchase of Crude oil (+2.00 MMbbl) and Natural gas (+2.00 Bcf) reserves are mainly related to the farmout II agreement signed with Trafigura mentioned in Note 29.2.1.2. As of December 31, 2021, 4 (four) wells were proved undeveloped and the 4 (four) wells were unproved. As of December 31, 2022, the 8 (eight) wells are undeveloped proved.

(5)	Considering Vista Argentina’s output.
(6)	Natural gas internal consumption stood at 11.1% as of December 31, 2022.
(7)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.

Mexico	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2021	3.3	6.2	1.1
Increase (decrease) attributable to:
Review of prior estimates (2)	(0.3)	(0.1)	(0.0)
Production for the year (3)	(0.2)	(0.1)	(0.0)

Reserves as of December 31, 2022 (4)	2.9	6.0	1.1

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The revisions of proved developed Crude oil and condensate and Natural gas reserves are related to an enhanced performance of wells (0.05 MMbbl) and the latest GOR trends
(-0.04
Bcf). The changes in the proved undeveloped Crude oil, condensate and Natural gas reserves
(-0.34
MMbbl,
-0.02
Bcf) are related to an adjustment of the type of curve after profit or loss from Vernet-1001 well.

(3)	Considering Vista Holding II’s output.
(4)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.
The following table shows the reconciliation of the Company’s reserves data between December 31, 2020 and December 31,2021:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	99.4	160.0	28.4
Increase (decrease) attributable to:
Review of prior estimates (2)	3.8	(5.4)	(0.9)
Extensions and discoveries (3)	53.5	53.7	9.6
Purchases of onsite proved reserves (4)	(2.2)	(1.9)	(0.3)
Production for the year (5)	(11.2)	(16.2)	(2.9)

Reserves as of December 31, 2021 (7)	143.3	190.2	33.9

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The changes due to revisions of prior estimates of total proved Crude oil reserves (+3.8 MMbbl) are mainly related to: (i) an extension of the economic cap applicable to the different concessions (+3.3 MMbbl) due to increased prices of liquid hydrocarbon (from USD 41.97 per barrel to USD 54.99 per barrel of condensate and C5+, and from USD 19.16 per barrel to USD 26.87 per barrel of LPG); (ii) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.6 MMbbl); partly offset by: (iii) a lower performance of the base production of Bajada del Palo Oeste
(-0.6
MMbbl), 25 de Mayo-Medanito
(-0.6
MMbbl), ELo Río Negro
(-0.5
MMbbl) and Coirón Amargo Norte
(-0.4
MMbbl) conventional wells.

The changes due to revisions of prior estimates of proved Natural gas reserves
(-5.4
Bcf) are mainly related to: (i) the revision of the type curve of proved undeveloped reserves in Lotena formation
(-4.9
Bcf) after profit (loss) from drilling wells in 2021; (ii) a lower performance of Borde Montuoso conventional wells in Bajada del Palo Oeste
(-4.0
Bcf); of Charco Bayo Natural gas wells in ELo Río Negro concession
(-2.3
Bcf); (iii) a lower performance of the new dry Natural gas well drilled in 2021 in Bajada del Palo Oeste concession
(-1.8
Bcf); (iv) a change in the development plan in Natural gas reservoirs in conventional fields
(-1.1
Bcf); partly offset by: (v) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.9 Bcf); and (vi) an extension of the economic cap applicable to the different concessions (+5.8 Bcf) due to higher commercial Natural gas prices (from USD 2.81 per cubic feet to USD 3.92 per cubic feet).

(3)
The changes in total proved reserves due to the extension and discovery of Crude oil (+53.5 MMbbl) and Natural gas (+53.7 Bcf) are mainly related to: (i) the extension of proved undeveloped acreage thanks to the addition of 11 (eleven) pads (44 wells) classified as proved undeveloped due to the successful drilling in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (+46.2 MMbbl, +46.5 Bcf); and (ii) the extension of proved developed acreage related to the drilling of 2 (two) unproved pads (8 (eight) wells (related to PAD 35 and PAD 44) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession under the farmout agreement I with Trafigura (+7.3 MMbbl, +7.2 Bcf).

(4)
The changes due to purchases/sales of Crude oil
(-2.2
MMbbl) and Natural gas
(-1.9
Bcf) reserves are related to: (i) the sale of the interest (10%) in CASO
(-1.4
MMbbl ,
-1.0
Bcf); (ii) the farmout agreement I mentioned in Note 29.3.2.1 related to PAD 12 (4 wells) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession
(-0.9
MMbbl,
-0.9
Bcf ); partly offset by (iii) the acquisition of the 50% interest in Aguada Federal concession (+0.1 MMbbl).

(5)	Considering Vista Argentina’s output.
(6)	Natural gas consumption stood at 12.9% as of December 31, 2021.
(7)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.

Mexico	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	0.2	0.7	0.1
Increase (decrease) attributable to:
Review of prior estimates (2)	1.5	3.0	0.5
Purchases of onsite proved reserves (3)	1.7	2.4	0.4
Production for the year (4)	(0.1)	—	—

Reserves as of December 31, 2021 (5)	3.3	6.2	1.1

(1)	It refers to Crude oil, condensate, and LNG.
(2)	The revisions of proved developed Crude oil, condensate and Natural gas reserves are related to the development plan approved by the CNH, as well as the drilling and completion of Vernet-1001 wells.
(3)
The changes due to purchases/sales of Crude oil (+1.7 MMbbl) and Natural gas (+2.4 bcf) are mainly related to the transfer of assets in Mexico, whereby Company increased its equity to
100
% in
CS-01
area (Note 29.3.11).

(4)	Considering Vista Holding II’s output.
(5)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.

Summary of standardized measure of discounted future cash flows

	As of December 31, 2023 (1)	As of December 31, 2022 (1)	As of December 31, 2021 (1) (2)
Future cash flows	18,771	16,118	8,506
Future production costs	(5,573)	(4,634)	(2,638)
Future development and abandonment costs	(3,198)	(2,142)	(1,294)
Future income tax	(3,477)	(3,009)	(1,432)
Discounted future net cash flows	6,523	6,333	3,142

10% annual discount	(3,133)	(3,092)	(1,630)

Standardized measure of discounted future net cash flows	3,390	3,241	1,512

(1)	Amounts expressed in millions of US Dollars (“MM USD”).
(2)
As of December 31, 2021, the standardized measure of future discounted cash flow (net) is related to the estimated value of reserves in Argentina. The table does not include the estimated value of the reserves in Mexico’s areas (24MM USD as of December 31, 2021).

Summary of changes in the standardized measure of discounted future net cash flows
The following table shows the changes in the standardized measure of future discounted cash flow, net, for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023 (1)	Year ended December 31, 2022 (1)	Year ended December 31, 2021 (1)
Standardized measure of future discounted cash flow, net, at beginning of year	3,241	1,512	738
Net changes in selling prices and production costs related to future production (2)	(314)	1,170	783
Net changes in estimated future development costs (3)	(3,642)	(2,632)	28
Net changes from revisions of workload estimates (4)	(220)	229	44
Net changes from extensions, discoveries and improvements (5)	2,240	1,790	1,006
Cumulative discount	3,333	1,585	116
Net changes from on-site purchases and sales of minerals (6)	(131)	55	(40)
Sales of Crude oil, LNG and Natural gas produced, net of production costs	841	820	(429)
Estimated development costs previously incurred	(669)	(460)	(263)
Net changes in income tax (7)	(1,289)	(852)	(471)
Other (8)	—	24	—

Changes in the standardized measure of future discounted cash flow for the year	149	1,729	774

Standardized measure of future discounted cash flow at end of year	3,390	3,241	1,512

(1)	Amounts expressed in MM USD.
(2)
For the year ended December 31, 2023, primarily affected by a decrease in the prices of crude oil, petroleum condensate, natural gas, and LPG in Argentina, which decreased from USD 72.32 per barrel to USD 66.50 per barrel of crude oil, condensate, and C5+, from USD 31.19 per barrel to USD 25.40 per barrel of LPG, and from USD 4.86 per cubic foot to USD 3.55 per cubic foot of sales gas. Also, for the year ended December 31, 2022, primarily affected by a rise in the prices of crude oil, petroleum condensate, natural gas, and LPG in Argentina, which increased from USD 54.99 per barrel to USD 72.32 per barrel of crude oil, condensate, and C5+, from USD 26.87 per barrel to USD 31.19 per barrel of LPG, and from USD 3.92 per cubic foot to USD 4.86 per cubic foot of sales gas.

(3)	For the years ended December 31, 2023, and 2022, related to cost development revisions of the unconventional area of Bajada del Palo Oeste, Bajada del Palo Este Aguada Federal and Águila Mora.
(4)
For the years ended December 31, 2023, and 2022, mainly affected by the extension in the economic limits of assets due to a decrease in the prices of crude oil, petroleum condensate, natural gas and LPG, detailed in point (2).

(5)
For the year ended December 31, 2023, mainly related to the extension of the proved area due to the addition of 40 wells in proved reserves in Bajada del Palo Oeste area in Vaca Muerta formation with positive results. Also related to the addition of proved reserves from the unconventional Bajada del Palo Este area with 26 additional wells. A total of 19 wells were added in the unconventional Aguada Federal area, and a
2-well
pad was converted in Águila Mora from probable reserves to proved developed reserves. Also, for the year ended December 31, 2022, mainly related to the extension of the proved area by adding 32 wells in proved reserves in Bajada del Palo Oeste area in Vaca Muerta formation with positive results. Also related to the addition of proved reserves from the unconventional Bajada del Palo Este area and the development of the Vaca Muerta formation in the unconventional Aguada Federal area. In addition, for the year ended December 31, 2021, mainly related to the extension of the proved area by adding 44 additional proved undeveloped wells resulting from the drilling activity carried out in the Bajada del Palo Oeste area in Vaca Muerta formation with positive results.

(6)
For the year ended December 31, 2023, the agreement with Aconcagua is terminated, granting the operation as from March 1, 2023, with
60
% of the crude oil production on the following concessions: 25 de Mayo-Medanito S.E., Charco del Palenque, Entre Lomas Río Negro, Entre Lomas Neuquén, Jagüel de los Machos and Jarilla Quemada. Moreover, for the year ended December 31, 2022, it is related to the Farmout Agreement II that grants
25
% of interest in certain Bajada del Palo Oeste wells in Vaca Muerta formation to Trafigura (Note 29.2.1.2).

(7)	For the year ended December 31, 2023, and 2022, the change is due to the increase in income tax caused by higher expected revenue mainly from the extensions and increases in hydrocarbon prices.
(8)	For the year ended December 31, 2022, it includes the estimated value of Mexican reserves.